Short-term bank loans - Additional Information (Details)						6 Months Ended
	Apr. 27, 2020 CNY (¥) item	Jan. 06, 2020 CNY (¥) item	Nov. 04, 2019 CNY (¥) item	Mar. 18, 2019 CNY (¥) item	Feb. 26, 2019 CNY (¥) item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Apr. 27, 2020 USD ($)	Jan. 06, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 04, 2019 USD ($)	Mar. 18, 2019 USD ($)	Feb. 26, 2019 USD ($)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable | $						$ 6,619,370				$ 6,861,208
Interest Expense | $						184,228	$ 228,855
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		¥ 17,780,000		¥ 18,780,000					$ 2,515,870			$ 2,696,808
Debt Instrument, Term		6 months		1 year
Debt Instrument, Interest Rate, Stated Percentage		5.88%		6.05%					5.88%			6.05%
Number of Guarantors		3		3
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		¥ 10,000,000			¥ 10,000,000				$ 1,415,000				$ 1,436,000
Debt Instrument, Term		6 months			1 year
Debt Instrument, Interest Rate, Stated Percentage		4.00%			4.35%				4.00%				4.35%
Number of Guarantors		2			2
Number of properties collateralized for loan		2			2
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		¥ 25,960,000		¥ 25,960,000					$ 3,700,000			$ 3,700,000
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		¥ 10,000,000							$ 1,400,000
Loan payable to SPD Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	¥ 19,000,000		¥ 19,000,000					$ 2,688,500			$ 2,728,400
Debt Instrument, Term	1 year
Debt Instrument, Interest Rate, Stated Percentage	4.785%		5.22%					4.785%			5.22%
Number of Guarantors	3		3
Loan payable to SPD Bank Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	¥ 29,250,000		¥ 29,250,000					$ 4,100,000			$ 4,200,000
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Interest Expense | $						$ 160,148	$ 222,959